25. OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 59.4	$ 48.8
Allowances	0.0	(1.5)
Other accounts receivable, net	59.4	47.3
Receivables for refund from suppliers
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	32.1	17.2
Guarantee deposits
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	0.2	0.2
Personnel receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.3	1.3
Loans receivable
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	4.8	0.0
Accounts receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	38.4	18.7
Prepayments for concession fees and rents
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	8.0	14.0
Prepayments of sales and other taxes
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.5	4.3
Prepayments, other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.1	2.7
Prepayments
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	10.6	21.0
Receivables from subtenants and business partners
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.2	4.5
Other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	9.2	4.6
Other receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 10.4	$ 9.1